DERIVATIVE FOR SETTLEMENT AGREEMENT	12 Months Ended
Dec. 31, 2025
Derivative For Settlement Agreement
DERIVATIVE FOR SETTLEMENT AGREEMENT

NOTE 14 – DERIVATIVE FOR SETTLEMENT AGREEMENT

On May 27, 2024, pursuant to a Settlement Agreement dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 subordinate voting shares (26,471 subordinate voting shares post reverse split on August 2024) (valued at US$400,500 or $546,122) in settlement of a dispute with the co-owner (the “co-owner”) of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares that grant full voting rights to the co-owner are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s subordinate voting shares is lower than US$15.13 per share on the date of release.

The 450,000 subordinate voting shares are classified in equity since the co-owner holds full voting rights with these shares and these shares will remain in the co-owner’s ownership in any event. Since the Company also has a contractual obligation to issue an additional variable number of shares on the date of release, these additional to be issued shares are presented as a derivative liability.

On February 7, 2025, the Company issued the co-owner 58,000 subordinate voting shares (116 subordinate voting shares post reverse split) valued at $275,322.

On April 25, 2025, the Company issued the co-owner 56,800 subordinate voting shares valued at $555,130.

On December 31, 2025, the Company and the co-owner agreed that an amount of US$ 140,000 will be the final settlement to be paid in cash and that no more shares will be issued to the co-owner. The amount of US$ 140,000 was paid to the co-owner after year end.

Details of the fair value of the derivative liability and the assumptions used in the Black-Scholes option pricing model are as follows:

	December 31, 2024	May 27, 2024
Weighted average fair value of derivative	US $ 0.59	US$ 0.50
Risk-free interest rate	2.93%	4.12%
Estimated life (in years)	2.42	3
Expected volatility	107.47%	110.01%
Expected dividend yield	0%	0%

The following table presents the changes in the derivative liability during the period:

Balance as of December 31, 2023	$
Issuance of derivative		308,862
Changes in fair value of derivative		69,955
Balance as of December 31, 2024		$378,817
Changes in fair value of derivative		643,519
Value of subordinate voting shares issued to co-owner		(830,452)
Balance as of December 31, 2025		$191,884